Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2017
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Taxes Other Than Income Taxes
9	TAXES OTHER THAN INCOME TAXES

	2017	2016	2015
	RMB	RMB	RMB
Consumption tax	142,708	140,268	149,323
Resource tax	18,000	14,472	18,584
Other	37,314	34,868	37,977

	198,022	189,608	205,884